Affiliated companies and other equity-method investees - Summary of balances and transactions with affiliated companies and other equity-method investees (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Subsidiary or Equity Method Investee [Line Items]
Operating lease right of use asset	¥ 138,708	¥ 156,791
Operating lease liabilities	156,279	174,132
Proceeds from Sale of Property, Plant, and Equipment	58,744	(2,344)	¥ (2,670)
Land and Building [Member] | Affiliated Entity [Member]
Subsidiary or Equity Method Investee [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	56,144
Accounting Standards Update 2016-02 [Member]
Subsidiary or Equity Method Investee [Line Items]
Operating lease right of use asset	19,547	20,664
Operating lease liabilities	¥ 19,547	¥ 20,664